Post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2020
Post-retirement benefits
Schedule of financial assumptions for major defined benefit schemes

				2019
	UK	US	Sweden	Rest of Group[4]
Inflation assumption	3.0%	–	1.8%	1.5%
Rate of increase in salaries	– [1]	–	3.3%	2.3%
Rate of increase in pensions in payment	2.8%	–	1.8%	1.5%
Discount rate – defined benefit obligation	2.0%	3.2%	1.5%	1.3%
Discount rate – interest cost	2.7%	3.9%	2.0%	1.6%
Discount rate – service cost	2.8%	4.0%	2.5%	1.9%

				2020
	UK	US	Sweden	Rest of Group[4]
Inflation assumption	2.9%	–	1.5%	1.6%
Rate of increase in salaries	– [1]	–	3.0%	3.1%
Rate of increase in pensions in payment	2.8%	–	1.5%	1.6%
Discount rate – defined benefit obligation[2]	1.4%	2.5%	1.2%	0.7%
Discount rate – interest cost[3]	1.1%	1.8%	1.0%	0.5%
Discount rate – service cost[3]	1.4%	1.7%	1.2%	0.8%

[1]	Pensionable pay frozen at 30 June 2010 levels following UK fund changes.
[2]	Group defined benefit obligation as at 31 December 2020 calculated using discount rates based on market conditions as at 31 December 2020.
[3]	2020 interest costs and service costs calculated using discount rates based on market conditions as at 31 December 2019.

Rest of Group reflects the assumptions in Germany as these have the most material impact on the Group.

Schedule of demographic assumptions for major defined benefit schemes

	Life expectancy assumption for a male member retiring at age 65				Life expectancy assumption for a female member retiring at age 65
Country	2020	2040	2019	2039	2020	2040	2019	2039
UK	22.4	23.7	22.4	23.7	23.9	25.1	23.7	25.0
US	21.8	24.5	22.0	24.9	23.2	26.1	23.4	26.6
Sweden	21.9	23.6	21.9	23.6	24.5	25.6	24.5	25.6

Schedule of risks associated with the Company's defined benefit pensions
Risk	Description	Mitigation
Volatile asset returns

The Defined Benefit Obligation (DBO) is calculated using a discount rate set with reference to AA-rated corporate bond yields; asset returns that differ from the discount rate will create an element of volatility in the solvency ratio. The UK Pension Fund holds a significant proportion of assets (around 72.5%) in a growth portfolio. Although these growth assets are expected to outperform AA-rated corporate bonds in the long term, they can lead to volatility and mismatching risk in the short term. The allocation to growth assets is monitored to ensure it remains appropriate given the UK Pension Fund’s long-term objectives.

In order to mitigate investment risk, the Trustee invests in a suitably diversified range of asset classes, return drivers and investment managers. The investment strategy will evolve to further improve the expected risk/return profile as opportunities arise.

The Trustee has hedged approximately 75% of unintended non-sterling, overseas currency risk within the UK Pension Fund assets.

Changes in bond yields	A decrease in corporate bond yields will increase the present value placed on the DBO for accounting purposes.

The interest rate hedge of the UK Pension Fund is implemented via holding gilts and swaps of appropriate duration and set at approximately 91% of total assets and protects to some degree against falls in long-term interest rates (approximately 85% hedged at the end of 2019). There is a framework in place to gradually increase the level of interest rate hedging to 100% of assets.

There are some differences in the bonds and instruments held by the UK Pension Fund to hedge interest rate risk on the statutory and long-term funding basis (gilts and swaps) and the bonds analysed to set the DBO discount rate on an accounting basis (AA corporate bonds). As such, there remains some mismatching risk on an accounting basis should yields on gilts and swaps diverge compared to AA corporate bonds.

Inflation risk

The majority of the DBO is indexed in line with price inflation (mainly inflation as measured by the UK Retail Price Index (RPI) but also for some members a component of pensions is indexed by the UK Consumer Price Index (CPI)) and higher inflation will lead to higher liabilities (although, in most cases, this is capped at an annual increase of 5%). It was confirmed in November 2020, the intention to align RPI with Consumer Price Index including Housing  (CPIH) from 2030, which is expected to be a lower measure of inflation on average. Other things being equal, this will lead to lower liability valuations, offset by lower asset valuations of RPI linked assets (and index-linked gilts in particular).

The UK Pension Fund holds RPI index-linked gilts and derivative instruments such as swaps. The inflation hedge of the UK Pension Fund is set at approximately 83% of total assets and protects to some degree against higher-than-expected inflation increases on the DBO (approximately 85% hedged at the end of 2019). There is a framework in place to gradually increase the level of inflation hedging to 100% of assets over time, via a combination of liability management exercises and additional market-based hedging.

Life expectancy	The majority of the UK Pension Fund’s obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the liabilities.

The UK Pension Fund entered into a longevity swap during 2013 which provides hedging against the longevity risk of increasing life expectancy over the next 75 years for around 10,000 of the UK Pension Fund’s current pensioners and covers $2.5bn of the UK Pension Fund’s liabilities. A one-year increase in life expectancy would result in a $396m increase in pension fund obligations, which would be partially offset by a $205m increase in the value of the longevity swap and hence the pension fund assets. A one-year decrease in life expectancy would result in a $395m decrease in pension fund obligations, which would be partially offset by a $205m decrease in the value of the longevity swap and hence the pension fund assets.

Schedule of fair values of scheme assets

Scheme assets

											2019
		UK		US		Sweden		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	1,749	–	274	–	–	–	74	–	2,097	–	2,097
Corporate bonds[2]	–	–	727	–	–	–	55	–	782	–	782
Derivatives[3]	–	(354)	3	–	–	244	(1)	–	2	(110)	(108)
Investment funds: Listed Equities[4]	–	1,474	164	64	–	122	61	–	225	1,660	1,885
Investment funds: Absolute Return/Multi Strategy[4]	–	2,688	–	145	–	592	10	–	10	3,425	3,435
Investment funds: Corporate Bonds/Credit[4]	–	683	–	39	–	162	–	–	–	884	884
Cash and cash equivalents	55	169	40	44	–	3	–	5	95	221	316
Other	–	–	–	6	–	–	(1)	309	(1)	315	314
Total fair value of scheme assets[5]	1,804	4,660	1,208	298	–	1,123	198	314	3,210	6,395	9,605

											2020
		UK		US		Sweden		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	1,929	–	321	–	–	–	52	–	2,302	–	2,302
Corporate bonds[2]	–	–	878	–	–	–	30	–	908	–	908
Derivatives[3]	–	(170)	–	–	–	333	1	–	1	163	164
Investment funds: Listed Equities[4]	–	1,771	93	90	–	119	72	5	165	1,985	2,150
Investment funds: Absolute Return/Multi Strategy[4]		2,463	–	72	–	668	12	–	12	3,203	3,215
Investment funds: Corporate Bonds/Credit[4]	–	969	–	80	–	211	39	12	39	1,272	1,311
Cash and cash equivalents	64	153	31	–	–	7	–	4	95	164	259
Other	–	–	–	5	–	–	(1)	355	(1)	360	359
Total fair value of scheme assets[5]	1,993	5,186	1,323	247	–	1,338	205	376	3,521	7,147	10,668

[1]	Predominantly developed markets in nature.
[2]	Predominantly developed markets in nature and investment grade (AAA-BBB).
[3]

Includes interest rate swaps, inflation swaps, longevity swap, equity total return swaps and other contracts. More detail is given in the section Risks associated with the Group’s defined benefit pensions on page [212]. Valuations are determined by independent third parties.

[4]

Investment Funds are pooled, commingled vehicles, whereby the pension scheme owns units in the fund, alongside other investors. The pension schemes invest in a number of Investment Funds, including Listed Equities (primarily developed markets with some emerging markets), Corporate Bonds/Credit (a range of investment grade and non-investment grade credit) and Absolute Return/Multi Strategy (multi-asset exposure both across and within traditional and alternative asset classes). The price of the funds is set by independent administrators/custodians employed by the investment managers and based on the value of the underlying assets held in the fund. Details of pricing methodology is set out within internal control reports provided for each fund. Prices are updated daily, weekly or monthly depending upon the frequency of the fund’s dealing.

[5]	Included in scheme assets is $nil (2019: $nil) of the Group’s own assets.

Schedule of post-retirement scheme deficit recognised in Consolidated Statement of Financial Position, scheme assets and scheme obligations

Scheme obligations

					2019
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(502)	(114)	(770)	(406)	(1,792)
Deferred membership	(1,760)	(715)	(704)	(381)	(3,560)
Pensioners	(5,318)	(763)	(686)	(293)	(7,060)
Total value of scheme obligations	(7,580)	(1,592)	(2,160)	(1,080)	(12,412)

					2020
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(598)	(99)	(953)	(468)	(2,118)
Deferred membership	(1,887)	(787)	(783)	(504)	(3,961)
Pensioners	(5,940)	(715)	(789)	(347)	(7,791)
Total value of scheme obligations	(8,425)	(1,601)	(2,525)	(1,319)	(13,870)

Net deficit in the scheme

					2019
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Total fair value of scheme assets	6,464	1,506	1,123	512	9,605
Total value of scheme obligations	(7,580)	(1,592)	(2,160)	(1,080)	(12,412)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(1,116)	(86)	(1,037)	(568)	(2,807)

					2020
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Total fair value of scheme assets	7,179	1,570	1,338	581	10,668
Total value of scheme obligations	(8,425)	(1,601)	(2,525)	(1,319)	(13,870)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(1,246)	(31)	(1,187)	(738)	(3,202)

Fair value of scheme assets

					2020					2019
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At beginning of year	6,464	1,506	1,123	512	9,605	5,989	1,379	1,017	469	8,854
Interest income on scheme assets	111	39	14	5	169	159	51	19	7	236
Expenses	(6)	(2)	–	(1)	(9)	(5)	–	–	(1)	(6)
Actuarial gains	501	148	84	27	760	294	183	172	47	696
Exchange and other adjustments	299	–	162	38	499	207	–	(43)	(4)	160
Employer contributions	131	14	2	25	172	133	14	5	23	175
Participant contributions	2	–	–	2	4	2	–	–	–	2
Benefits paid	(323)	(135)	(47)	(27)	(532)	(315)	(121)	(47)	(29)	(512)
Scheme assets’ fair value at end of year	7,179	1,570	1,338	581	10,668	6,464	1,506	1,123	512	9,605

The actual return on the plan assets was a gain of $929m (2019:  gain of $932m).

Movement in post-retirement scheme obligations

					2020					2019
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Present value of obligations in scheme at beginning of year	(7,580)	(1,592)	(2,160)	(1,080)	(12,412)	(7,052)	(1,463)	(1,872)	(978)	(11,365)
Current service cost	(18)	(1)	(59)	(26)	(104)	(18)	(4)	(44)	(21)	(87)
Past service (cost)/credit	(9)	64	(2)	(24)	29	34	–	(3)	3	34
Participant contributions	(2)	–	–	(2)	(4)	(2)	–	–	–	(2)
Benefits paid	323	135	47	27	532	315	121	47	29	512
Interest expense on post-retirement scheme obligations	(130)	(40)	(26)	(10)	(206)	(186)	(55)	(33)	(15)	(289)
Actuarial losses	(637)	(167)	(28)	(96)	(928)	(435)	(191)	(328)	(106)	(1,060)
Exchange and other adjustments	(372)	–	(297)	(108)	(777)	(236)	–	73	8	(155)
Present value of obligations in scheme at end of year	(8,425)	(1,601)	(2,525)	(1,319)	(13,870)	(7,580)	(1,592)	(2,160)	(1,080)	(12,412)

The obligations arise from the following plans:

					2020					2019
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Funded – pension schemes	(8,405)	(1,335)	(2,525)	(603)	(12,868)	(7,561)	(1,280)	(2,160)	(531)	(11,532)
Funded – post-retirement healthcare	–	(169)	–	–	(169)	–	(216)	–	–	(216)
Unfunded – pension schemes	–	(97)	–	(696)	(793)	–	(96)	–	(532)	(628)
Unfunded – post-retirement healthcare	(20)	–	–	(20)	(40)	(19)	–	–	(17)	(36)
Total	(8,425)	(1,601)	(2,525)	(1,319)	(13,870)	(7,580)	(1,592)	(2,160)	(1,080)	(12,412)

Schedule of pension cost

	2020	2019
	$m	$m
Defined contribution schemes	351	432
Defined benefit schemes − current service costs and expenses	113	93
Defined benefit schemes − past service credit	(29)	(34)
Pension costs	435	491

Schedule of amounts charged to Consolidated Statement of Comprehensive Income, in respect of defined benefit schemes

					2020					2019
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Operating profit
Current service cost	(18)	(1)	(59)	(26)	(104)	(18)	(4)	(44)	(21)	(87)
Past service (cost)/credit	(9)	64	(2)	(24)	29	34	–	(3)	3	34
Expenses	(6)	(2)	–	(1)	(9)	(5)	–	–	(1)	(6)
Total (charge)/credit to Operating profit	(33)	61	(61)	(51)	(84)	11	(4)	(47)	(19)	(59)
Finance expense
Interest income on scheme assets	111	39	14	5	169	159	51	19	7	236
Interest expense on post-retirement scheme obligations	(130)	(40)	(26)	(10)	(206)	(186)	(55)	(33)	(15)	(289)
Net interest on post-employment defined benefit plan liabilities	(19)	(1)	(12)	(5)	(37)	(27)	(4)	(14)	(8)	(53)
(Charge)/credit before taxation	(52)	60	(73)	(56)	(121)	(16)	(8)	(61)	(27)	(112)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	501	148	84	27	760	294	183	172	47	696
Experience gains/(losses) arising on the post-retirement scheme obligations	43	(19)	(24)	(17)	(17)	39	(30)	(10)	(5)	(6)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(649)	(160)	(4)	(79)	(892)	(771)	(182)	(318)	(104)	(1,375)
Changes in demographic assumptions	(31)	12	–	–	(19)	297	21	–	3	321
Remeasurement of the defined benefit liability	(136)	(19)	56	(69)	(168)	(141)	(8)	(156)	(59)	(364)

Schedule of rate sensitivities of significant actuarial assumptions

		2020		2019
	+0.5%	−0.5%	+0.5%	−0.5%
Discount rate
UK ($m)	610	(687)	559	(628)
US ($m)	93	(99)	91	(97)
Sweden ($m)	214	(246)	183	(211)
Total ($m)	917	(1,032)	833	(936)

		2020		2019
	+0.5%	−0.5%	+0.5%	−0.5%
Inflation rate[1]
UK ($m)	(396)	378	(374)	349
US ($m)	n/a	n/a	n/a	n/a
Sweden ($m)	(245)	216	(203)	176
Total ($m)	(641)	594	(577)	525

		2020		2019
	+0.5%	−0.5%	+0.5%	−0.5%
Rate of increase in salaries
UK ($m)	n/a	n/a	n/a	n/a
US ($m)	n/a	n/a	n/a	n/a
Sweden ($m)	(62)	70	(68)	63
Total ($m)	(62)	70	(68)	63

			2020			2019
	+1 year		−1 year		+1 year	−1 year
Mortality rate
UK ($m)	(396)	[2]	395	[3]	(328)	326
US ($m)	(32)		32		(30)	30
Sweden ($m)	(106)		96		(85)	84
Total ($m)	(534)		523		(443)	440

[1]	Rate of increase in pensions in payment follows inflation.
[2]	Of the $396m increase, $205m is covered by the longevity swap.

Of the $395m decrease, $205m is covered by the longevity swap.